Transfers of Financial Assets - Summary of Reverse Repurchase Agreements (Detail) - Reverse repurchase agreements [member] - EUR (€) € in Millions	Dec. 31, 2022 [1]	Dec. 31, 2021
Disclosure of financial assets [line items]
Cash paid for reverse repurchase agreements	€ 312	€ 1,004
Fair value of non-cashcollateral received	335	1,025
Net exposure	(23)	(21)
Non-cash collateral that can be sold or repledged in the absence of default	0	695
Non-cash collateral that has been sold or transferred	€ 0	€ 0

[1]	2022 excludes the disposal group, which is separately disclosed in note 51 Discontinued operations.